UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 31 December 2007

Check here if Amendment [  ];              Amendment Number: ___
       This Amendment (Check only one):         [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: NEVSKY CAPITAL LLP
      ------------------------
      51 Berkeley Square
      ------------------------
      London, England W1J 5BB
      ------------------------

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Toby Hampden-Acton
Title:   Chief Compliance and Risk Officer
Phone:   +44 20 7360 1237

Signature, Place, and Date of Signing:

 /s/ Toby Hampden-Acton         London, England           February 11, 2008
 ----------------------         ---------------           -----------------
 [Signature]                    [City, State]             [Date]

Report Type                (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   Nil

Form 13F Information Table Entry Total:              29

Form 13F Information Table Value Total:              $516,026
                                                     (thousands)

                               Nevsky Capital LLP

                           Form 13F Information Table


                                                           Value    SHRS or    SH/  Put/   Investment   Other
Name                      Title of Class      CUSIP      (x$1,000)  PRN amt    PRN  Call   discretion  managers   Voting Authority
----                      --------------      -----      ---------  -------    ---  ----   ----------  --------   ----------------
                                                                                                                  Sole Shared  None

AMERICA MOVIL SAB DE CV   SPON ADR L SHS    02364W105      24,557     400,020  SH           SOLE                24,557
ANGLOGOLD ASHANTI LTD     SPONSORED ADR     0351282 6       7,278     170,000  SH           SOLE                 7,278
AU OPTRONICS CORP         SPONSORED ADR     002255107       3,122     162,600  SH           SOLE                 3,122
BANCO BRADESCO S A        SP ADR PFD NEW    059460303      94,704   2,959,500  SH           SOLE                94,704
BRASIL TELECOM
PARTICIPACOES             SPON ADR PFD      105530109      11,672     156,500  SH           SOLE                11,672
CEMEX SAB DE CV           SPON ADR NEW      151290889       2,094      81,012  SH           SOLE                 2,094
CHINA MOBILE LIMITED      SPONSORED ADR     16941M109       4,009      46,150  SH           SOLE                 4,009
CHINA PETE & CHEM CORP    SPON ADR H SHS    16941R108       4,317      29,130  SH           SOLE                 4,317
CNOOC LTD                 SPONSORED ADR     126132109         131         780  SH           SOLE                   131
COMPANHIA VALE DO RIO
DOCE                      SPONSORED ADR     204412209      39,367   1,204,987  SH           SOLE                39,367
COMPANIA DE MINAS
BUENAVENTU                SPONSORED ADR     204448104      11,660     206,000  SH           SOLE                11,660
ENERSIS S A               SPONSORED ADR     29274F104       7,775     485,000  SH           SOLE                 7,775
FOMENTO ECONOMICO
MEXICANO S                SPON ADR UNITS    344419106      14,848     389,000  SH           SOLE                14,848
GRUPO TELEVISA SA DE CV   SP ADR REP ORD    40049J206      46,012   1,935,700  SH           SOLE                46,012
ICICI BK LTD              ADR               45104G104         830      13,500  SH           SOLE                   830
KOOKMIN BK NEW            SPONSORED ADR     50049M109       5,551      75,705  SH           SOLE                 5,551
LG PHILIP LCD CO LTD      SPONS ADR REP     50186V102       1,369      52,700  SH           SOLE                 1,369
MOBILE TELESYSTEMS OJSC   SPONSORED ADR     607409109      56,768     557,700  SH           SOLE                56,768
OPEN JT STK CO-VIMPEL
COMMUN                    SPONSORED ADR     68370R109      22,797     548,000  SH           SOLE                22,797
PETROCHINA CO LTD         SPONSORED ADR     71646E100       2,393      13,640  SH           SOLE                 2,393
PETROLEO BRASILEIRO SA
PETRO                     SP ADR NON VTG    71654V101      29,328     304,800  SH           SOLE                29,328
PETROLEO BRASILEIRO SA
PETRO                     SPONSORED ADR     71654V408      78,732     683,200  SH           SOLE                78,732
POSCO                     SPONSORED ADR     693483109       7,866      52,300  SH           SOLE                 7,866
STERLITE INDS INDIA LTD   ADS               859737207       3,911     150,000  SH           SOLE                 3,911
TELEFONOS DE MEXICO S A B SPON ADR ORD L    879403780       7,257     197,000  SH           SOLE                 7,257
TEVA PHARMACEUTICAL INDS
LTD                       ADR               881624209       5,345     115,000  SH           SOLE                 5,345
UNIBANCO-UNIAO DE BANCOS
BRA                       GDR REP PFD UT    90458E107       9,272      66,400  SH           SOLE                 9,272
UNITED STATES STL CORP
NEW                       COM               912909108      11,003      91,000  SH           SOLE                11,003
MAGYAR TELEKOM
TELECOMMUNS P             SPONSORED ADR     559776109       2,058      80,300  SH           SOLE                 2,058
